Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

Note L: Stock-Based Compensation

On May 19, 2016, the Company’s shareholders approved the Martin Marietta Amended and Restated Stock-Based Award Plan. The Martin Marietta Materials, Inc. Stock-Based Award Plan, as amended from time to time (along with the Amended Omnibus Securities Award Plan, originally approved in 1994, the “Plans”) is still effective for awards made prior to 2017. The Company has been authorized by the Board of Directors to repurchase shares of the Company’s common stock for issuance under the stock-based award plans (see Note N).

The Company grants restricted stock awards under the Plans to a group of executive officers, key personnel and nonemployee members of the Board of Directors. The vesting of certain restricted stock awards is based on certain performance criteria over a specified period of time.  The number of shares may be increased to the maximum or reduced to the minimum threshold based on the results of those criteria. In addition, certain awards are granted to individuals to encourage retention and motivate key employees. These awards generally vest if the employee is continuously employed over a specified period of time and require no payment from the employee.  Awards granted to nonemployee members of the Board of Directors vest immediately.

The fair value of stock-based award grants is amortized to expense over the vesting period. Awards to employees eligible for retirement prior to the award becoming fully vested are amortized to expense over the period through the date that the employee first becomes eligible to retire and is no longer required to provide service to earn the award.  Awards granted to nonemployee members of the Board of Directors are expensed immediately.

Additionally, an incentive compensation stock plan has been adopted under the Plans whereby certain participants may elect to use up to 50% of their annual incentive compensation to acquire units representing shares of the Company’s common stock at a 20% discount to the market value on the date of the incentive compensation award.  Certain executive officers are required to participate in the incentive compensation stock plan at certain minimum levels. Participants receive unrestricted shares of common stock in an amount equal to their respective units generally at the end of a 34-month period of additional employment from the date of award or at retirement beginning at age 62.  All rights of ownership of the common stock convey to the participants upon the issuance of their respective shares at the end of the ownership-vesting period.

The following table summarizes information for restricted stock awards and incentive compensation stock awards for 2018:

	Restricted Stock - Service Based		Restricted Stock - Performance Based		Incentive Compensation Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2018	314,840	$151.84	139,999	$150.34	38,510	$166.67
Awarded	64,352	$211.03	37,138	$212.12	18,180	$212.12
Distributed	(88,674)	$159.04	(20,219)	$126.01	(20,992)	$138.54
Forfeited	(12,371)	$211.63	(4,979)	$182.90	(322)	$184.74
December 31, 2018	278,147	$158.29	151,939	$174.74	35,376	$206.55

The weighted-average grant-date fair value of service-based restricted stock awards granted during 2018, 2017 and 2016 was $211.03, $213.76 and $128.48, respectively.  The weighted-average grant-date fair value of performance-based restricted stock awards granted during 2018, 2017 and 2016 was $212.12, $207.73 and $124.41, respectively. The weighted-average grant-date fair value of incentive compensation stock awards granted during 2018, 2017 and 2016 was $212.12, $208.68 and $124.41, respectively.

The aggregate intrinsic values for unvested restricted stock awards and unvested incentive compensation stock awards at December 31, 2018 were $73,919,000 and $234,000, respectively, and were based on the closing price of the Company’s common stock at December 31, 2018, which was $171.87. The aggregate intrinsic values of restricted stock awards distributed during the years ended December 31, 2018, 2017 and 2016 were $22,985,000, $15,771,000 and $9,738,000, respectively. The aggregate intrinsic values of incentive compensation stock awards distributed during the years ended December 31, 2018, 2017 and 2016 were $1,662,000, $2,601,000 and $1,941,000, respectively. The aggregate intrinsic values for distributed awards were based on the closing prices of the Company’s common stock on the dates of distribution.

Under the Plans, prior to 2016, the Company granted options to employees to purchase its common stock at a price equal to the closing market value at the date of grant.  Options become exercisable in four annual installments beginning one year after date of grant.  Options granted starting in 2013 expire ten years after the grant date while outstanding options granted prior to 2013 expire eight years after the grant date.

In connection with the TXI acquisition, completed in 2014, the Company issued 821,282 Martin Marietta stock options (Replacement Options) to holders of outstanding TXI stock options at the acquisition date.  The Company issued 0.7 Replacement Options for each outstanding TXI stock option, and the Replacement Option prices reflected the exchange ratio.  The Replacement Options will expire on the original contractual dates when the TXI stock options were initially issued.  Consistent with the terms of the Company’s other outstanding stock options, Replacement Options expire 90 days after employment is terminated.

The following table includes summary information for stock options as of December 31, 2018:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding at January 1, 2018	301,958	$91.44
Exercised	(89,557)	$81.06
Terminated	(2,011)	$83.32
Outstanding at December 31, 2018	210,390	$95.93	3.6

Exercisable at December 31, 2018	197,241	$92.02	3.4

The aggregate intrinsic values of options exercised during the years ended December 31, 2018, 2017 and 2016 were $12,395,000, $13,247,000 and $22,571,000, respectively, and were based on the closing prices of the Company’s common stock on the dates of exercise. The aggregate intrinsic values for options outstanding and exercisable at December 31, 2018 were $15,977,000 and $15,750,000, respectively, and were based on the closing price of the Company’s common stock at December 31, 2018, which was $171.87.   The excess tax benefits for stock options exercised during the years ended December 31, 2018, 2017 and 2016 were $1,741,000, $3,483,000 and $4,238,000, respectively.

At December 31, 2018, there are approximately 792,000 awards available for grant under the Plans.  In 2016, the Company’s shareholders approved the issuance of an additional 800,000 shares of common stock under the Plans.  As part of approving the shares, the Company agreed to not issue any additional awards under the legacy TXI plan.  The awards available for grant under the Plans at December 31, 2018 reflect no awards available under the legacy TXI plan.

In 1996, the Company adopted the Shareholder Value Achievement Plan to award shares of the Company’s common stock to key senior employees based on certain common stock performance criteria over a long-term period. Under the terms of this plan, 250,000 shares of common stock were reserved for issuance. Through December 31, 2018, 42,025 shares have been issued under this plan. No awards have been granted under this plan since 2000.

The Company adopted and the shareholders approved the Common Stock Purchase Plan for Directors in 1996, which provides nonemployee members of the Board of Directors the election to receive all or a portion of their total fees in the form of the Company’s common stock. Beginning in 2016, members of the Board of Directors were not required to defer any of their fees in the form of the Company’s common stock.  Under the terms of this plan, 300,000 shares of common stock were reserved for issuance. Nonemployee members of the Board of Directors elected to defer portions of their fees representing 3,105, 2,132 and 3,699 shares of the Company’s common stock under this plan during 2018, 2017 and 2016, respectively.

The following table summarizes stock-based compensation expense for the years ended December 31, 2018, 2017 and 2016, unrecognized compensation cost for nonvested awards at December 31, 2018 and the weighted-average period over which unrecognized compensation cost will be recognized:

(add 000, except year data)	Stock Options	Restricted Stock	Incentive Compensation Stock	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2018	$242	$27,650	$729	$632	$29,253
2017	$684	$28,657	$661	$458	$30,460
2016	$1,646	$17,747	$442	$646	$20,481
Unrecognized compensation cost at December 31, 2018:	$50	$21,992	$495	$—	$22,537
Weighted-average period over which unrecognized compensation cost will be recognized:	0.4 years	1.6 years	1.6 years

The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2018:

(add 000)
2019	$16,191
2020	5,843
2021	409
2022	94
Total	$22,537

Stock-based compensation expense is included in selling, general and administrative expenses in the Company’s consolidated statements of earnings.